coveletter

VIA E-MAIL

Division of Corporation Finance

Office of Healthcare & Insurance

United States Securities and Exchange Commission

Washington, D.C. 20549

Re:       Allure Worldwide, Inc.

Registration Statement on Form S-1

Filed November 22, 2019

File No. 333-234815

To Whom it May Concern:

The following is response to the comment letter received on December 19th, 2019.

Form S-1 filed November 22, 2019

1.	Please state on the cover page that if an acquisition is not consummated within 18 months from the effective date the funds in escrow will be returned pro rata to all investors.

Stated on the cover page that if an acquisition is not consummated within 18 months of the effective date the funds in escrow will be returned pro rata to all investors.

The Offering, page 7

2.	We note your statement that “the Deposited Funds may not be released until an acquisition meeting the requirements of Rule 419 has been consummated…” Please revise to indicate that the company will be able to release the deposit funds and securities upon the execution of an agreement for the acquisition of a business or assets for which the fair value of the business or net assets to be acquired represent at least 80 percent of the maximum offering proceeds (a fair value of $336,000 for the business or assets to be acquired is required in this offering). Please revise the appropriate sections throughout the prospectus.

Disclosure added.

Selling Shareholder, page 18

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3.	Please revise to indicate any office or position held with the company or other material relationship the selling shareholder has or had with the company. See Item 507 of Regulation S-K.

Relationships disclosed.

Directors, Executive Officers, Promoters, and Control Persons, page 30

4.	Please disclose each officers business experience within the past five years including each company where they worked as a director or executive officer during that time and clearly describe when they worked in such positions and the nature of their responsibilities. Refer to Item 401(e) of Regulation S-K. It appears both you executive officers served as officers with Atlantic Acquisition Ince. And other companies within the past five years. Describe clearly their experience with other blank check companies.

Additional disclosure added.

Certain Relationships and Related Transactions, page 33

5.	Please revise to provide the disclosure required by Item 404(a) of Regulation S-K regarding Robert Bubeck paying expenses with personal funds and the issuance of 5,000,000 shares to Margaret McLaughlin and to Robert Bubeck. Revise to provide the disclosure required by Item 404(a) of Regulation S-K regarding the issuance of shares to Benny Doro, Lawson Pedigo, and John Gladdis or advise us why the disclosure is not required. We many have further comment.

Staff comment addressed in updated S-1 filing.

Report of Independent Registered Public Accounting Firm, page F-2

6.	We note your auditor has included a section for Critical Audit Matters. It does not appear that your auditor has included the information required by paragraph 14 of AS 3101. Please have your auditor revise the report or advise.

Staff comment addressed in updated S-1 filing.

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Division of Corporation Finance

Office of Healthcare & Insurance

7.	It appears that your auditor has included an explanatory paragraph with respect to substantial doubt about the company’s ability to continue as a going concern. Please have your auditor revise that report to included this explanatory paragraph immediately following the opinion paragraph, or tell us how this placement is consistent with AS 2415.

Staff comment addressed in updated S-1 filing.

Item 16. Exhibits and Financial Statement Schedules

Index of Exhibits, page F-14

8.	We note that your Articles of Incorporation indicate that the company is incorporated in the State of Florida. We also note that the Description of Business, on page 22, indicates that the company is incorporated in the State of Florida. We also note that your legality opinion by Elaine A. Dowling, Esq. opines on Nevada law. Fially your facing page indicates that the company is incorporated in Nevada. Please revise your registration statement as appropriate and file either corrected Articles of Incorporation or a new legality opinion.

Nevada corporation. Correct articles filed herewith.

Sincerely.

/s/ Robert Bubeck

Robert Bubeck

Allure Worldwide, Inc.

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cc:	/s/ William Demarest

/s/ Jennifer Monick

/s/ Ruairi Regan

/s/ David Link